Quarterly Financial Data	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA
WPX Energy, Inc.
QUARTERLY FINANCIAL DATA
(Unaudited)
Summarized quarterly financial data is presented below. The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2017	(Millions, except per-share amounts)
Product revenues	$187	$226	$247	$356
Net gain (loss) on derivatives	$203	$116	$(106)	$(210)
Commodity management	$5	$8	$4	$8
Total revenues	$395	$350	$145	$155
Operating costs and expenses	$208	$231	$223	$265
Operating income	$187	$119	$(78)	$(110)
Income (loss) from continuing operations	$95	$327	$(378)	$(20)
Income (loss) from discontinued operations	(3)	(251)	232	(18)
Net income (loss)	$92	$76	$(146)	$(38)
Amounts available to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$91	$323	$(381)	$(24)
Income (loss) from discontinued operations	(3)	(251)	232	(18)
Net income (loss)	$88	$72	$(149)	$(42)
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$0.24	$0.81	$(0.96)	$(0.06)
Income (loss) from discontinued operations	(0.01)	(0.63)	0.58	(0.04)
Net income (loss)	$0.23	$0.18	$(0.38)	$(0.10)
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$0.23	$0.77	$(0.96)	$(0.06)
Income (loss) from discontinued operations	(0.01)	(0.60)	0.58	(0.04)
Net income (loss)	$0.22	$0.17	$(0.38)	$(0.10)
2016
Product revenues	$86	$130	$131	$160
Net gain (loss) on derivatives	$57	$(154)	$38	$(148)
Commodity management	$31	$116	$25	$5
Total revenues	$175	$91	$194	$18
Operating costs and expenses	$189	$302	$187	$170
Operating income	$(14)	$(211)	$7	$(152)
Income (loss) from continuing operations	$(100)	$(201)	$(209)	$(162)
Income (loss) from discontinued operations	88	3	(10)	(10)
Net loss	$(12)	$(198)	$(219)	$(172)
Amounts available to WPX Energy, Inc. common stockholders:
Loss from continuing operations	$(105)	$(207)	$(235)	$(165)
Income (loss) from discontinued operations	88	3	(10)	(10)
Net loss	$(17)	$(204)	$(245)	$(175)
Basic earnings (loss) per common share:
Loss from continuing operations	$(0.38)	$(0.69)	$(0.69)	$(0.48)
Income (loss) from discontinued operations	0.32	0.01	(0.03)	(0.03)
Net loss	$(0.06)	$(0.68)	$(0.72)	$(0.51)
Diluted earnings (loss) per common share:
Loss from continuing operations	$(0.38)	$(0.69)	$(0.69)	$(0.48)
Income (loss) from discontinued operations	0.32	0.01	(0.03)	(0.03)
Net loss	$(0.06)	$(0.68)	$(0.72)	$(0.51)

Net income or loss for each respective quarter include the following pre-tax items:
First-quarter 2017:

•	$31 million net gain on sales of assets and exchanges of leasehold acreage and deferred gains related to the completion of commitments from the sales of gathering systems in prior years (see Note 5).

•	$23 million loss on write-off of expired leases in the Permian Basin (see Note 5).
Third-quarter 2017:

•	$111 million net gain on sales of assets and exchanges of leasehold acreage and deferred gains related to the completion of commitments from the sales of gathering systems in prior years (see Note 5).

•	$60 million impairment on San Juan Legacy included in discontinued operations (see Note 3).

•	$17 million loss on extinguishment of debt (see Note 9).

•	$10 million severance tax refunds for prior years related to the Piceance Basin (see Note 3).
Fourth-quarter 2017:

•	$11 million gain on leasehold exchanges (see Note 5).

•	$5 million increase on future commitments under gathering, processing and transportation liability related to the Powder River Basin in discontinued operations (see Note 3).

•	$92 million income tax benefit related to the impact of new income tax legislation (see Note 10).
First-quarter 2016:

•	$199 million gain included in discontinued operations for the sale of our San Juan Basin gathering system (see Note 3).

•	$14 million increase of our deferred tax liability as of the beginning of the year resulting from an increase to our state effective rate.
Second-quarter 2016:

•	$52 million gain included in discontinued operations for the sale of the Piceance Basin (see Note 3).

•	$5 million recognition of a deferred gain on the sale of our San Juan Basin gathering system included in discontinued operations (see Note 3).
Third-quarter 2016:

•	$238 million net loss on divestment of the remaining transportation contracts (see Note 5).

•	$11 million recognition of a deferred gain on the sale of our San Juan Basin gathering system included in discontinued operations (see Note 3).